RETIREMENT BENEFITS - Assumptions Used (Details)	3 Months Ended												6 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
VEBA Trust
Plan Assumptions - During the year
Expected return on assets (as a percent)														1.50%	3.00%	3.00%
U.S. | Postretirement Benefit Plans
Plan Assumptions - At year end
Discount rate (as a percent)	2.75%				2.20%									2.75%	2.20%
Expected return on assets (as a percent)	5.00%				5.80%									5.00%	5.80%
Plan Assumptions - During the year
Discount rate (as a percent)	2.65%	2.60%	2.85%	2.20%	2.35%	2.45%	3.20%	3.15%	3.00%	3.35%	3.80%	4.20%
Expected return on assets (as a percent)														5.80%	6.70%	6.70%
U.S. | VEBA Trust
Plan Assumptions - At year end
Expected return on assets (as a percent)	1.50%				1.50%									1.50%	1.50%
Plan Assumptions - During the year
Expected return on assets (as a percent)														1.50%	3.00%	3.00%
Non-U.S. | Pension Plans | Weighted Average
Plan Assumptions - At year end
Discount rate (as a percent)	3.96%				3.14%									3.96%	3.14%
Future compensation increase rate (as a percent)	3.10%				3.10%									3.10%	3.10%
Expected return on assets (as a percent)	3.69%				3.39%									3.69%	3.39%
Plan Assumptions - During the year
Discount rate (as a percent)														3.14%	3.65%	4.47%
Future compensation increase rate (as a percent)														3.10%	3.17%	3.16%
Expected return on assets (as a percent)														3.39%	3.95%	4.30%
Non-U.S. | Pension Plans | Minimum
Plan Assumptions - At year end
Discount rate, plans with relatively short duration (as a percent)	(0.10%)				(0.25%)									(0.10%)	(0.25%)
Future compensation increase rate (as a percent)	1.30%				1.20%									1.30%	1.20%
Expected return on assets (as a percent)	0.00%				0.00%									0.00%	0.00%
Plan Assumptions - During the year
Discount rate, plans with relatively short duration (as a percent)														(0.25%)	(0.10%)	(0.05%)
Future compensation increase rate (as a percent)														1.20%	1.50%	1.30%
Expected return on assets (as a percent)														0.00%	0.00%	1.00%
Non-U.S. | Pension Plans | Maximum
Plan Assumptions - At year end
Discount rate, plans with relatively short duration (as a percent)	11.95%				11.15%									11.95%	11.15%
Future compensation increase rate (as a percent)	11.25%				11.25%									11.25%	11.25%
Expected return on assets (as a percent)	11.50%				11.50%									11.50%	11.50%
Plan Assumptions - During the year
Discount rate, plans with relatively short duration (as a percent)														11.15%	11.30%	12.00%
Future compensation increase rate (as a percent)														11.25%	11.50%	13.67%
Expected return on assets (as a percent)														11.50%	11.50%	11.50%
Non-U.S. | Postretirement Benefit Plans | Weighted Average
Plan Assumptions - At year end
Discount rate (as a percent)	8.28%				7.42%									8.28%	7.42%
Expected return on assets (as a percent)	7.99%				7.99%									7.99%	7.99%
Plan Assumptions - During the year
Discount rate (as a percent)														7.42%	7.76%	9.05%
Expected return on assets (as a percent)														7.99%	7.99%	8.01%
Non-U.S. | Postretirement Benefit Plans | Minimum
Plan Assumptions - At year end
Discount rate (as a percent)	1.05%				0.80%									1.05%	0.80%
Expected return on assets (as a percent)	6.00%				5.95%									6.00%	5.95%
Plan Assumptions - During the year
Discount rate (as a percent)														0.80%	0.90%	1.75%
Expected return on assets (as a percent)														5.95%	6.20%	8.00%
Non-U.S. | Postretirement Benefit Plans | Maximum
Plan Assumptions - At year end
Discount rate (as a percent)	10.00%				8.55%									10.00%	8.55%
Expected return on assets (as a percent)	8.00%				8.00%									8.00%	8.00%
Plan Assumptions - During the year
Discount rate (as a percent)														9.80%	9.75%	10.75%
Expected return on assets (as a percent)														8.00%	8.00%	9.20%
Qualified | U.S. | Pension Plans
Plan Assumptions - At year end
Discount rate (as a percent)	2.80%				2.45%									2.80%	2.45%
Expected return on assets (as a percent)	5.00%				5.80%									5.00%	5.80%
Plan Assumptions - During the year
Discount rate (as a percent)	2.80%	2.75%	3.10%	2.45%	2.55%	2.60%	3.20%	3.25%	3.10%	3.45%	3.85%	4.25%
Expected return on assets (as a percent)	5.00%	5.60%	5.60%	5.80%									5.60%		6.70%	6.70%
Nonqualified | U.S. | Pension Plans
Plan Assumptions - At year end
Discount rate (as a percent)	2.80%				2.35%									2.80%	2.35%
Plan Assumptions - During the year
Discount rate (as a percent)	2.75%	2.70%	3.00%	2.35%	2.50%	2.55%	3.25%	3.25%	3.10%	3.50%	3.90%	4.25%